INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 61,695	¥ 21,040	¥ 20,725
Accumulated amortization	(13,162)	(11,034)	(9,210)
Accumulated impairment	(136)
Net carrying amount	48,397	10,006	11,515
Software Copyrights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,461	15,134	13,050
Accumulated amortization	(8,159)	(6,425)	(3,861)
Net carrying amount	¥ 7,302	¥ 8,709	¥ 9,189
Weighted average amortization period	6 years 9 months 18 days	6 years 7 months 6 days	6 years 2 months 12 days
Telecommunication Business Operation Licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 3,262	¥ 5,906	¥ 7,675
Accumulated amortization	(2,827)	(4,609)	(5,349)
Net carrying amount	¥ 435	¥ 1,297	¥ 2,326
Weighted average amortization period	4 years 1 month 6 days	4 years	4 years 3 months 18 days
Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 11,135
Accumulated amortization	(585)
Accumulated impairment	(136)
Net carrying amount	¥ 10,414
Weighted average amortization period	6 years
Non-compete Arrangements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 805
Accumulated amortization	(32)
Net carrying amount	¥ 773
Weighted average amortization period	3 years 9 months 18 days
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 15,000
Accumulated amortization	(1,125)
Net carrying amount	¥ 13,875
Weighted average amortization period	10 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 7,472
Accumulated amortization	(434)
Net carrying amount	¥ 7,038
Weighted average amortization period	8 years 9 months 18 days
Order Backlogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 8,560
Net carrying amount	¥ 8,560
Weighted average amortization period	4 years